Average Annual Total Returns - Invesco VI Health Care Fund	Series I Inception Date	Series I 1 Year	Series I 5 Years	Series I 10 Years	Series II Inception Date	Series II 1 Year	Series II 5 Years	Series II 10 Years	S&P 1500® Health Care Index (reflects no deduction for fees, expenses or other taxes) 1 Year	S&P 1500® Health Care Index (reflects no deduction for fees, expenses or other taxes) 5 Years	S&P 1500® Health Care Index (reflects no deduction for fees, expenses or other taxes) 10 Years	MSCI World Health Care Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 1 Year	MSCI World Health Care Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 5 Years	MSCI World Health Care Index (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 10 Years	MSCI World IndexSM (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 1 Year	MSCI World IndexSM (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 5 Years	MSCI World IndexSM (Net) (reflects reinvested dividends net of withholding taxes, but reflects no deduction for fees, expenses or other taxes) 10 Years
Total	May 21, 1997	14.46%	9.43%	13.09%	Apr. 30, 2004	14.20%	9.16%	12.81%	14.55%	12.12%	16.16%	13.52%	9.87%	13.45%	15.90%	12.19%	9.87%